Income Taxes (Tables)	9 Months Ended
Sep. 30, 2019
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Summary of Major Components of Income Tax Expense
For the nine-month period ended
Septembe
r
 30, 2019 and 2018, the major components of income tax expense are:

	September 30, 2019		September 30, 2018
Current tax expense	Ps.	4,448	Ps.	3,536
Deferred tax expense:		(495)		237

	Ps.	3,953	Ps.	3,773